Revenues	12 Months Ended
Mar. 31, 2021
Revenues
Revenues
15	Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

Since the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Cord blood processing fees	592,123	759,493	653,756	99,782
Cord blood storage fees	385,781	451,670	492,884	75,229
Fees derived from the provision of donated cord blood for transplantation and research and others	8,850	10,297	12,999	1,984
Total revenues	986,754	1,221,460	1,159,639	176,995